Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Global Atlantic American Funds® Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	5.36%	5.51%
Global Atlantic Balanced Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.46%	3.89%	4.10%
Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	4.90%	3.91%
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.92%	4.88%	5.41%
Global Atlantic Moderate Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	5.00%	4.85%
Global Atlantic Moderately Aggressive Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.56%	6.08%	5.21%
Global Atlantic Select Advisor Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.17%	5.14%	5.46%
Global Atlantic Wellington Research Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.33%	5.85%	6.11%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.72%	5.11%	5.37%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
S&P Global Managed Risk LargeMidCap Index – Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.18%	4.18%	4.76%
MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.41%	8.24%	7.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.65%	6.81%	6.48%
S&P Global Managed Risk LargeMidCap Index – Moderate (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.17%	5.99%	5.93%
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.32%	7.12%	7.11%